Annual Total Returns - BlackRock Floating Rate Income Portfolio (Investor C Shares, Investor A Shares and Institutional Shares) [BarChart] - Investor A, C and Institutional - BlackRock Floating Rate Income Portfolio - Investor A Shares
Dec. 29, 2020
Bar Chart Table:
Annual Return 2010	8.61%
Annual Return 2011	2.41%
Annual Return 2012	8.29%
Annual Return 2013	5.09%
Annual Return 2014	1.20%
Annual Return 2015	0.71%
Annual Return 2016	7.62%
Annual Return 2017	3.42%
Annual Return 2018	(0.79%)
Annual Return 2019	8.54%